ACCOUNTS PAYABLE AND ACCRUED CHARGES (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS PAYABLE AND ACCRUED CHARGES
Schedule of accounts payable and accrued charges
	2017	2016

Trade and accruals	$356,825	$332,281
Salaries and employee benefits	87,122	85,090
Interest payable	43,901	36,728
Stock-based compensation	4,062	2,338

	$491,910	$456,437